Stock Incentive and Employee Benefit Plan	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Stock Incentive and Employee Benefit Plan
10. Stock Incentive and Employee Benefit Plan
2017 Scilex Pharmaceuticals Inc. Equity Incentive Plan
In June 2017, the Board of Directors of the Company adopted the Scilex Pharmaceuticals Inc. Equity Incentive Plan (the “Scilex Pharma 2017 Plan”). In connection with the corporate reorganization in March 2019, the Scilex Pharma 2017 Plan was terminated. Accordingly, after such time, no additional awards were granted under the Scilex Pharma 2017 Plan.
Scilex Holding Company 2019 Stock Option Plan
In May 2019, the Board of Directors of the Company adopted the Scilex Holding Company 2019 Stock Option Plan (the “2019 Stock Option Plan”) which subsequently was amended in December 2020. The 2019 Stock Option Plan was terminated at the closing of the Business Combination, and no further awards have been granted under the 2019 Stock Option Plan thereafter. However, the 2019 Stock Option Plan will continue to govern outstanding awards granted thereunder.
Scilex Holding Company 2022 Equity Incentive Plan
In October 2022, the Board of Directors of the Company adopted the Scilex Holding Company 2022 Equity Incentive Plan (the “Equity Incentive Plan”). The total number of shares of Common Stock for which incentive stock options (“ISOs”) may be granted under the Equity Incentive Plan is not to exceed 20,276,666 shares which was increased from 14,622,712 as a result of the automatic annual increase on January 1, 2023 pursuant to the Equity Incentive Plan provisions.
On May 4, 2023, the Company’s stockholders approved the amendment to the Equity Incentive Plan to (i) increase the number of shares authorized for issuance thereunder by 10,000,000 shares from 20,276,666 shares to 30,276,666 shares, (ii) increase the number of shares authorized for issuance thereunder pursuant to the exercise of ISOs to 30,276,666 shares, and (iii) modify the commencement date of the automatic increase in the number of shares authorized for issuance thereunder pursuant to the exercise of ISOs to January 1, 2024.
As of September 30, 2023, options to purchase 30,664,877 shares of Common Stock were outstanding under all equity incentive plans.
The Company
recently determined that the aggregate value of all compensation granted or paid to each non-employee
director for the fiscal year ending December 31, 2023 (when aggregated with any remaining compensation payable for the remainder of such fiscal year) would inadvertently exceed the $750,000 annual compensation limit for non-employee
directors (the “Compensation Limit”) under the Equity Incentive Plan, as a result of the previously disclosed equity grants made thereunder to such non-employee
directors in January 2023 (the “Awards”). As a result, the Company’s current non-employee
directors, David Lemus and Dorman Followwill, and the Company’s former non-employee
directors,
Tien-Li
Lee and Laura Hamill, each voluntarily

agreed to forfeit (i) a number of shares of Common Stock subject to their Awards or (ii) a combination of shares of Common Stock subject to their Awards and cash compensation payable by the Company for such person’s service as a director for the remainder of 2023, in each case in an amount that would bring each such non-employee
directors aggregate compensation for the fiscal year ending December 31, 2023 below the Compensation Limit. The non-employee
directors forfeited an aggregate of 311,735 shares of Common Stock and an aggregate of approximately $107,424 in cash compensation.
Scilex Holding Company 2023 Inducement Plan
On January 17, 2023, the compensation committee of the Board of Directors of the Company adopted the Scilex Holding Company 2023 Inducement Plan (the “Inducement Plan”). The Inducement Plan provides for the grant of equity-based awards in the form of non-statutory
stock options, stock appreciation rights, restricted stock, restricted stock units, and other awards solely to prospective employees of the Company or an affiliate of the Company provided that certain criteria are met. The initial maximum number of shares available for grant under the Inducement Plan is 1,400,000 shares of Common Stock (subject to adjustment for recapitalizations, stock splits, reorganizations and similar transactions). No awards were granted under the Inducement Plan during the nine months ended September 30, 2023.
Option Valuation
The Company calculates the fair value of stock-based compensation awards granted to employees and nonemployees using the Black-Scholes option-pricing method. The Black-Scholes option-pricing method requires the use of subjective assumptions, including stock price volatility, the expected life of stock options, risk free interest rate and the fair value per share of the underlying Common Stock on the date of grant. The assumptions used in the Black-Scholes option-pricing method related to options issued to employees and nonemployees for the nine months ended September 30, 2023 are set forth below:

Nine Months Ended
September 30, 2023
Expected dividend yield	0.00%
Expected stock-price volatility	40.00%
Risk-free interest rate	3.59% - 3.91%
Term of options	6.25
Fair value per share of common stock on date of grant	$ 7.27 - $ 8.08
Exercise price	$ 7.27 - $ 8.08
The following table summarizes stock option activity during the nine months ended September 30, 2023 (shares in thousands):

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life, in years	Aggregate Intrinsic Value
Outstanding as of December 31, 2022	16,939	$1.68	7.0	$38,942
Granted	14,820	$8.08
Exercised	(341)	$1.70
Forfeited/Cancelled	(753)	$7.82

Outstanding as of September 30, 2023	30,665	$4.63	7.4	$423

Exercisable as of September 30, 2023	17,981	$2.54	6.2	$423

Intrinsic value is calculated as the difference between the exercise price of the underlying options and the fair value of the Common Stock for the options that had exercise prices that were lower than the per share fair value of the Common Stock as of the measurement date of the intrinsic value. The weighted-average grant date fair value per share of stock options granted during the nine months ended September 30, 2023 was $3.66 per share. The total intrinsic value of options exercised during the nine months ended September 30, 2023 was $1.1 million.
Total stock-based compensation recorded within operating expenses was $3.5 million and $1.2 million for the three months ended September 30, 2023 and 2022, respectively, and $10.8 million and $4.0 million for the nine months ended September 30, 2023 and 2022, respectively.
The total unrecognized compensation costs related to unvested employee and non-employee
stock option grants as of September 30, 2023 were $48.1 million, which the Company expects to recognize over a weighted-average period of approximately 3.1 years.
Scilex Holding Company 2022 Employee Stock Purchase Plan
On October 17, 2022, the Board of Directors of the Company adopted the Scilex Holding Company 2022 Employee Stock Purchase Plan (the “ESPP”).
As of September 30, 2023, the total number of shares of Common Stock that may be issued under the ESPP shall not exceed 2,875,759, which was increased from 1,462,271 shares as a result of automatic annual increase on January 1, 2023. As of September 30, 2023, there were no shares of Common Stock issued under the ESPP.
Employee Benefit Plan
The Company maintains a defined contribution 401(k) plan available to eligible employees, which is administered by Sorrento. Employee contributions are voluntary and are determined on an individual basis, limited to the maximum amount allowable under federal tax regulations. The Company made matching contributions to the 401(k) plan totaling $0.3 million for each of the nine months ended September 30, 2023 and 2022, respectively.
Retainer Shares
On February 13, 2023, the Company entered into a Stock Issuance Agreement (the “SIA”) with a law firm for the provision of legal services to the Company. Under the SIA, the Company issued 4,000,000 shares of Common Stock to the law firm (the “Retainer Shares”). The Retainer Shares are held by the law firm as collateral for the current and future outstanding legal fees due from the Company.
At the option of the law firm, the Retainer Shares may be sold and the net proceeds may be applied against the outstanding legal fees. The Retainer Shares not applied against the outstanding legal fees due will be returned to the Company.
As of September 30, 2023, it was not probable that any of the Retainer Shares would be applied against any outstanding legal fees.

9. Stock Incentive and Employee Benefit Plans
The consolidated statements of stockholders’ equity / (deficit) have been retroactively adjusted for all periods to reflect the Business Combination and reverse recapitalization described in Note 1. The balances as of December 31, 2022, 2021, 2020 from the consolidated financial statements of the Company as of that date, share activity (stock options) and per share amounts were retroactively adjusted, where applicable, using the Common Stock Exchange Ratio.

2017 Equity Incentive Plan
In June 2017, Scilex Pharma adopted the Scilex Pharmaceuticals Inc. 2017 Equity Incentive Plan (the “Scilex Pharma 2017 Plan”). The Scilex Pharma 2017 Plan reserved 24.0 million shares of Scilex Pharma common stock.
Stock options granted under the Scilex Pharma 2017 Plan typically vest 1/4th of the shares on the first anniversary of the vesting commencement date and 1/48th of the remaining options vest each month thereafter. The Scilex Pharma 2017 Plan was amended and restated on July 5, 2018.
In connection with the corporate reorganization in March 2019, the Scilex Pharma 2017 Plan was terminated, and each option to purchase Scilex Pharma’s common stock outstanding and unexercised immediately prior to reorganization was cancelled and substituted for that number of options to acquire Legacy Scilex Common Stock.
Scilex Holding Company 2019 Stock Option Plan
The Board of Directors of the Company adopted the Scilex Holding Company 2019 Stock Option Plan (the “2019 Stock Option Plan” or “Prior Plan”) on May 28, 2019. The 2019 Stock Option Plan was approved by the Company’s stockholders on June 7, 2019. As of December 31, 2019, 30.0 million shares of Scilex Common Stock of the Company were reserved for issuance pursuant to the 2019 Stock Option Plan. Stock options granted under the 2019 Stock Option Plan typically vest with respect to 1/4th of the shares on the first anniversary of the vesting commencement date and 1/48th of the remaining shares on each monthly anniversary thereafter.
Upon the consummation of the Business Combination, the 2019 Stock Option Plan was terminated and no further awards were granted under the 2019 Stock Option Plan thereafter. However, the 2019 Stock Option Plan will continue to govern outstanding awards granted under the terms of the Equity Incentive Plan (defined below).
Scilex Holding Company 2022 Equity Incentive Plan
The Board of Directors of the Company adopted the Scilex Holding Company 2022 Equity Incentive Plan (the “Equity Incentive Plan”) on October 17, 2022. The Equity Incentive Plan was approved by the stockholders and became effective on November 9, 2022.
The total number of common shares for which incentive stock options (“ISOs”) may be granted under the Equity Incentive Plan is not to exceed 14,622,712 shares plus a number of shares of Common Stock equal to the number of shares subject to outstanding stock awards granted under the Prior Plan (“Returning Shares”), if any, as such shares become available from time to time, which the amount will be increased commencing on January 1, 2023 and ending on (and including) January 1, 2032, in an amount equal to the lesser of (i) 4% of the total number of shares of Common Stock outstanding on December 31 of the preceding year, (ii) 7,311,356 shares of Common Stock, and (iii) such number of shares of the Common Stock determined by the Board or the compensation committee of the Board prior to January 1 of a given year.
As of December 31, 2022, there were no options to purchase shares of Common Stock outstanding under the Equity Incentive Plan and options to purchase 16,939,436 shares of the Common Stock were outstanding under previous plans.
Total stock-based compensation recorded within operating expenses was $5.3 million, $5.8 million, and $5.4 million for the years ended December 31, 2022, 2021, and 2020, respectively.
The total unrecognized compensation costs related to unvested employee and non-employee
stock option grants as of December 31, 2022 was $2.7 million and the weighted average period over which these grants are expected to vest is 1.4 years.

Scilex Holding Company 2022 Employee Stock Purchase Plan
On October 17, 2022, the Board adopted the Scilex Holding Company 2022 Employee Stock Purchase Plan (the “ESPP”). The ESPP was approved by the stockholders and became effective on November 9, 2022. The purpose of the ESPP is to secure and retain the services of
new employees, to retain the services of existing employees, and to provide incentives for such individuals to exert maximum efforts toward the success of the Company.
The ESPP includes two components. One component is designed to allow eligible U.S. employees to purchase the Common Stock in a manner that may qualify for favorable tax treatment under Section 423 of the Code (the “423 Component”) and accordingly, it will be construed in a manner that is consistent with the requirements of Section 423 of the Code. The other component will permit the grant of purchase rights that do not qualify for such favorable tax treatment (the
“Non-423
Component”) in order to allow deviations necessary to permit participation by eligible employees who are foreign nationals or employed outside of the U.S. while complying with applicable foreign laws, and except as otherwise provided in the ESPP or determined by the Board, it will operate and be administered in the same manner as the 423 Component.
The Board administers the ESPP and will have the authority to determine how and when purchase rights are granted and the provisions of each offering. Initially, the total number of shares of the Common Stock that may be issued under the ESPP will not exceed 1,462,271 shares of the Common Stock. The number of shares of the Common Stock that will be reserved for issuance will automatically increase on January 1 of each year for a period of up to ten years, commencing on January 1, 2023 and ending on (and including) January 1, 2032, in an amount equal to the lesser of (i) 1% of the total number of shares of the Common Stock outstanding on December 31 of the immediately preceding calendar year; (ii) 1,827,839 shares of the Common Stock; and (iii) such number of shares of the Common Stock determined by the Board or the compensation committee of the Board prior to January 1 of a given year, provided however, that the Board may act prior to January 1 of a given calendar year to provide that there will be no increase for such calendar year or the increase for such year will be a lesser number of shares than the amount set forth in clauses (i) to (iii) above. As of December 31, 2022, there were no shares outstanding under the ESPP.
Option Valuation
The Company calculates the fair value of stock-based compensation awards granted to employees and nonemployees using the Black-Scholes option-pricing method. The Black-Scholes option-pricing method requires the use of subjective assumptions, including stock price volatility, the expected life of stock options, risk free interest rate and the fair value per share of the underlying common stock on the date of grant. The assumptions used in the Black-Scholes option-pricing method related to options issued to employees and nonemployees for the year ended 2020 is set forth below:

Year Ended December 31,
2020
Weighted—average grant date fair value	$1.23
Expected dividend yield	0.00%
Expected stock-price volatility	90.00%
Risk-free interest rate	0.53%
Term of options	5.6
Fair value per share of common stock on date of grant	$1.72
Exercise price	$1.72
Expected dividend yield
. The Company bases the expected dividend yield a
ssumptio
n on the fact that the Company has never paid cash dividends and has no present intention to pay cash dividends on the Company’s common stock.

Expected stock-price volatility
. The expected stock-price volatility assumption is based on volatilities of a peer group of similar companies whose share prices are publicly available. The peer group was developed based on companies in the transdermal patch industry. In selecting the peer group, management considered publicly-traded transdermal patch companies with existing clinical stage branded and generic transdermal patches. Management further considered the development stage of the peer group companies.
Risk-free interest rate
. The Company bases the risk-free interest rate assumption on the U.S. Treasury’s rates for U.S. Treasury zero-coupon
bonds with maturities similar to those of the expected term of the award being valued.
Expected term of options
. The expected term of options represents the period of time when options are expected to be outstanding. Because the Company does not have historic exercise behavior, the Company determines the expected term assumption for options issued to directors and employees using the simplified method, which is an average of the contractual term of the option and its ordinary vesting period.
The following represents a summary of the
op
tions outstanding at December 31, 2022, 2021, and 2020 and changes during the years then ended (in thousands, other than weighted-average exercise price):

	Options	Weighted average exercise price	Aggregate Intrinsic Value
Outstanding at December 31, 2019	17,114	$1.59	2,183
Granted	4,172	1.72
Exercised	(38)	1.34
Forfeited/Cancelled	(502)	1.40

Outstanding at December 31, 2020	20,746	1.63	2,172
Granted	—	—
Exercised	—	—
Forfeited/Cancelled	(1,778)	1.01

Outstanding at December 31, 2021	18,968	1.68	915
Granted	—	—
Exercised	(202)	0.47
Forfeited/Cancelled	(1,827)	1.72

Outstanding at December 31, 2022	16,939	$1.68	38,942
Exercisable at December 31, 2022	14,487	$1.70
Employee Benefit Plan
The Company maintains a defined contribution 401(k) plan available to eligible employees, which is administered by Sorrento. Employee contributions are voluntary and are determined on an individual basis, limited to the maximum amount allowable under federal tax regulations. The Company made matching contributions to the 401(k) plan totaling $0.3 million for each of th
e years ended December 31, 2022, 2021, and 2020, respectively.